Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

Net income (loss) and the weighted average number of ordinary shares used in computing basic and diluted net income (loss) per share is as follows:

	Year ended December 31,
	2025	2024	2023
Numerator:
Net income (loss)	$(13,648)	$4,801	$(4,132)
Interest accrued on convertible preferred shares	(44)	(48)	(48)
Net income (loss) available for allocation	(13,692)	4,753	(4,180)
Net income (loss) attributed to Ordinary Shares	(13,692)	279	(4,180)
Net income (loss) attributed to preferred shares	-	4,474	-

Denominator:
Number of Ordinary Shares	566,744	162,198	162,198
Number of convertible preferred shares	-	2,603,652	-
Warrants	-	-	11,310
Weighted-average shares outstanding, basic and diluted	566,744	2,765,850	173,508

Net income (loss) per share of Ordinary Shares, basic and diluted	$(24.16)	$1.72	$(24.09)
Net income (loss) per share of preferred share, basic and diluted	-	1.72	(24.09)

Schedule ofSignificant Accounting Policies - Schedule of Exercise Prices of Average Market Price for Ordinary Shares

For the year ended December 31, 2023, the number of Ordinary Shares equivalents presented below were excluded since the exercise prices were greater than the average market price of the ordinary shares as a result of applying the treasury stock method.

	December 31,
	2025	2024	2023

Options with an exercise price of $3.97	79,290	79,290	79,290
Over-allotment options with an exercise price of $8.00	187,500	-	-
Warrants with an exercise price of $15.20	-	167,365	167,365
Warrants with an exercise price of $5.0	349,072	-	-
Warrants with an exercise price of $10.0	62,500	-	-

Total	678,362	246,655	246,655